Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the financial instruments that are not accounted for at a fair value on a recurring basis. Trade payables and receivables for which the estimated fair values are equivalent to carrying values are not specified below.

		As of		As of
		December 31, 2015		December 31, 2014
		Carrying	Fair	Carrying	Fair
		amount	value	amount	value
		Asset	Asset	Asset	Asset
(in thousands of U.S. dollars)	Level	(Liability)	(Liability)	(Liability)	(Liability)
Recurring:
Cash and cash equivalents	1	$32,868	32,868	30,477	$30,477
Restricted cash	1	25,828	25,828	37,119	37,119
Amounts due from affiliate	2	4,239	4,239	—	—
Derivative financial instruments	2	(10,767)	(10,767)	(9,220)	(9,220)
Other:
Advances (shareholder loans) to joint ventures	2	13,991	14,329	18,952	19,629
Demand note due from owner	2	—	—	143,241	143,241
Current amounts due to owners and affiliates	2	(10,604)	(10,604)	(6,019)	(6,019)
Loans and promissory notes due to owners and affiliates	2	(287)	(287)	(467)	(467)
Lampung facility	2	(181,527)	(202,017)	(198,203)	(214,363)
Gallant facility	2	(181,316)	(181,364)	—	—
Seller’s credit note	2	$(47,000)	(47,000)	—	$—

Financing Receivable Credit Quality Indicators [Table Text Block]
The following table contains a summary of the loan receivables by type of borrower and the method by which the credit quality is monitored on a quarterly basis:

			As of
Class of Financing Receivables			December 31,
(in thousands of U.S. dollars)	Credit Quality Indicator	Grade	2015	2014
Trade receivables	Payment activity	Performing	$8,200	$6,189
Amounts due from affiliate	Payment activity	Performing	4,239	—
Advances/shareholder loans to joint ventures	Payment activity	Performing	13,991	18,952
Demand note due from owner	Payment activity	Settled	$—	$143,241